Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	£ 2,731	£ 2,400
Exchange adjustments	103	84
(Charge)/credit to statement of comprehensive income and equity	112	(134)
Reclassification on disposal		(15)
Acquisitions and disposals	(2,843)
R&D credits utilisation	(40)
At 31 December 2019	286	2,731
IFRS 16 adjustments [member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	40
Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	2,771
Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	71	74
Exchange adjustments	(1)	2
(Charge)/credit to statement of comprehensive income and equity	18	2
Reclassification on disposal		0
At 31 December 2019	81	71
Share option and award schemes [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	71
Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	834	868
At 31 December 2019	757	834
Contingent Consideration [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	834
Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	(959)	(1,320)
Exchange adjustments	88	(4)
Acquisitions and disposals	(3,117)
At 31 December 2019	(4,192)	(959)
Intangible assets [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	(959)
Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	(335)	(317)
Exchange adjustments	17	(6)
At 31 December 2019	(242)	(335)
Accelerated capital allowances [member] | IFRS 16 adjustments [member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	40
Accelerated capital allowances [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	(295)
Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	447	261
Exchange adjustments	(8)	2
Reclassification on disposal		1
Acquisitions and disposals	278
At 31 December 2019	942	447
Tax losses [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	447
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	950	1,057
Exchange adjustments	55	9
(Charge)/credit to statement of comprehensive income and equity	(92)	8
Reclassification on disposal		(23)
Acquisitions and disposals	(60)
R&D credits utilisation	(40)
At 31 December 2019	956	950
Other temporary differences [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	950
Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	183	396
Origination and reversal of temporary differences [member] | Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(7)	(7)
Origination and reversal of temporary differences [member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(77)	(34)
Origination and reversal of temporary differences [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(204)	365
Origination and reversal of temporary differences [member] | Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	35	(12)
Origination and reversal of temporary differences [member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	225	183
Origination and reversal of temporary differences [member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	143	(101)
Pensions and other post-employment benefits [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	694	760
Exchange adjustments	(40)	38
(Charge)/credit to statement of comprehensive income and equity	186	(144)
Reclassification on disposal		7
Acquisitions and disposals	15
At 31 December 2019	864	694
Pensions and other post-employment benefits [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	694
Pensions and other post-employment benefits [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	9	33
Intra group profit [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2018	1,029	1,017
Exchange adjustments	(8)	43
Acquisitions and disposals	40
At 31 December 2019	1,120	1,029
Intra group profit [member] | Restatement [Member]
Changes in deferred tax liability (asset) [abstract]
At 31 December 2019	1,029
Intra group profit [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	£ 59	£ (31)